REPORTING ENTITY - Bancolombia Cayman winding down of operations (Details) - COP ($) $ in Millions	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bancolombia Cayman S.A.
REPORTING ENTITY
Loans and advances to customers, net	$ 8,634	$ 6,539
Debt investments	189,220	241,154
Cash and cash equivalents	50,733	170,454
Other assets, net	609	622
Deposits by customers	155,827	282,405
Other liabilities	507	4,411
Net income	4,561	4,454
Deposits by banks		16,848
Guarantees, pledges or commitments	0
Mercom Bank Ltd.
REPORTING ENTITY
Loans and advances to customers, net	1,159,308	1,360,670
Debt investments	381,847	531,419
Cash and cash equivalents	1,133,518	696,452
Other assets, net	8,316	13,801
Deposits by customers	2,440,882	2,423,054
Other liabilities	2,919	4,518
Net income	$ 56,314	13,039
Financial obligations		$ 9,171
Nequi
REPORTING ENTITY
Percentage of operations to be operated as a digital bank	100.00%